Related party transactions	6 Months Ended
Sep. 30, 2026
Related party transactions [abstract]
Related party transactions
14. Related party transactions

Related party transactions in the six months ended 30 September 2026 were substantially the same in nature to those disclosed in note 31 of the Annual Report and Accounts for the year ended 31 March 2026. During the period, the Group acquired a 35% interest in Joulent LLC. While the investment is measured at fair value through profit and loss in accordance with IFRS 9 (see note 9), the Group has assessed that it has significant influence over Joulent LLC and therefore considers it to be a related party. During the period, the Group made capital contributions of £268 million ($355 million) to Joulent LLC and entered into a 364-day funding facility with Joulent LLC. At 30 September 2026, £120 million ($159 million) had been drawn under the facility (see note 9). Other than these transactions, there were no related party transactions in the period that materially affected the financial position or performance of the Group.